COLLABORATIVE ARRANGEMENTS (Details) (EUR €) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Research and development cost reimbursement	€ 443	€ 149	€ 443	€ 252
Upfront payments recognized ratably	0	852	0	1,704
Total	€ 443	€ 1,001	€ 443	€ 1,956